CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net (loss) income	$ (36,846,061)	$ 10,147,465	$ (23,660,913)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,005,008	1,153,606	899,018
Provision for allowance of doubtful accounts	4,104,458	11,422	1,295,149
Impairment loss of investment	500,032
Share-based compensation	3,662,485	2,359,471	876,560
Loss (gain) on disposal of property and equipment	(1,227)	801	2,160
Changes in assets and liabilities:
Accounts receivable	(7,868,673)	(12,578,516)	(9,622,450)
Prepaid expenses and other current assets	(2,939,454)	222,083	(1,137,368)
Other non-current assets	280,438	(32,353)	(332,826)
Accounts payable	12,964,414	19,354,959	1,611,991
Accrued salary and benefits	1,089,969	1,302,591	1,074,075
Accrued expenses and other current liabilities	3,234,779	430,326	897,784
Deferred revenue	3,431,816	(158,401)	47,668
Other non-current liabilities	(282,263)	892,551
Net cash provided by (used in) operating activities	(15,664,279)	23,106,005	(28,049,152)
Cash flows from investing activities:
Purchases of property and equipment and intangible assets	(4,760,874)	(3,533,121)	(1,489,567)
Proceeds from disposal of property and equipment	1,299
Advances to related parties			(293,285)
Purchases of short-term investments	(571,352)
Repayment of advances to related parties		378,111	24,440
Purchases of long-term investment		(500,032)
Net cash used in investing activities	(5,330,927)	(3,655,042)	(1,758,412)
Cash flows from financing activities:
Proceeds from bank borrowings	14,083,153		1,869,493
Repayment of bank borrowings	(5,112,762)	(3,261,936)	(4,016,257)
Proceeds from issuance of preferred shares			20,000,000
Repurchase of ordinary shares			(1,451,616)
Repurchase of preferred shares			(2,000,000)
Proceeds from issuance of ordinary shares upon exercise of options	326,503
Proceeds from IPO		48,546,000
Cash paid for deferred issuance costs	(809,952)	(2,615,726)
Payment of share repurchase	(12,283,426)	(2,499,167)
Net cash (used in) provided by financing activities	(3,796,484)	40,169,171	14,401,620
Net (decrease) increase in cash, cash equivalents and restricted cash	(24,791,690)	59,620,134	(15,405,944)
Cash, cash equivalents and restricted cash at beginning of year	84,859,915	27,026,240	41,344,623
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(102,194)	(1,786,459)	1,087,561
Cash, cash equivalents and restricted cash at end of year	59,966,031	84,859,915	27,026,240
Supplemental disclosure of cash flow information:
Income taxes paid	1,714	220	800
Interest paid	134,991	92,041	172,563
Supplemental disclosure of noncash investing and financing activities:
Deferred issuance costs not yet paid		809,952
Purchases of property and equipment included in payables	310,865
Reconciliation in amounts on consolidated balance sheets:
Total cash, cash equivalents, and restricted cash	$ 59,966,031	$ 84,859,915	$ 27,026,240